Summary of changes in convertible debt (Details)	12 Months Ended
Dec. 31, 2021 GBP (£)
Disclosure of detailed information about borrowings [abstract]
Beginning Balance of Host loan
Beginning Balance of Embedded derivative
Beginning Balance of Convertible loan
Beginning Balance of Host loan	3,540,349
Beginning Balance of Embedded derivative	2,744,109
Beginning Balance of Convertible loan	6,284,458
Accrued interest, Host loan	3,183,894
Accrued interest, Embedded derivative
Accrued interest, Convertible loan	3,183,894
Fair value adjustment, Host loan
Fair value adjustment, Embedded derivative	4,181,545
Fair value adjustment, Convertible loan	4,181,545
Currency adjustment, Host loan	81,967
Currency adjustment, Embedded derivative
Currency adjustment, Convertible loan	81,967
Ending Balance of Host loan	6,806,210
Ending Balance of Embedded derivative	6,925,654
Ending Balance of Convertible Debt	£ 13,731,864